DATE: 12/23/2021

REGISTRANT: AIM ETF Products Trust

ACCESSION NUMBER: 0001752724-20-256917

FILE NUMBER(S): 811-23504

Form: N-CEN/A

Original Filing Date: 12/14/2020

Amended Filing Date: 12/23/2021

Explanation: The Registrant amended the Form N-CEN for the period ended September 30, 2020 in order to provide an update to the item C.7.